FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Due to banks	SFr 437	SFr 482
Customer deposits	3,576	3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Obligation to return securities received as collateral	32,564	28,511
Trading liabilities	44,930	48,971
Short-term borrowings	4,061	3,112
Long-term debt	72,868	80,931
Other liabilities	9,493	11,754
Netting impact	(218,800)	(254,900)
Recurring basis
Liabilities
Due to banks	437	482
Customer deposits	3,576	3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Obligation to return securities received as collateral	32,564	28,511
Trading liabilities	44,930	48,971
Trading liabilities, measured at net asset value per share	1	6
Short-term borrowings	4,061	3,112
Long-term debt	72,868	80,931
Other liabilities	9,493	11,754
Netting impact	(218,776)	(254,879)
Total liabilities at fair value	187,563	209,822
Total liabilities at fair value, measured at net asset value per share	1	6
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,217	4,590
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,178	6,760
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	52,258	47,990
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,945	2,073
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,483	5,476
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,759	13,839
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	726	984
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,039	1,304
Trading liabilities	7,963	8,405
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,921	4,541
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	377	261
Trading liabilities	2,783	3,643
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	31,525	27,207
Trading liabilities	16,598	17,080
Trading liabilities, measured at net asset value per share	1	6
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	20,369	23,486
Netting impact	(217,762)	(253,918)
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,014)	(961)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	31,325	27,952
Trading liabilities	26,148	24,037
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	57,473	51,989
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	619	811
Trading liabilities	4,376	4,100
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,374	4,050
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	1	0
Trading liabilities	0	30
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	30,706	27,141
Trading liabilities	16,365	16,875
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	5,407	3,062
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,946	671
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	18	82
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,442	2,299
Level 2 | Recurring basis
Liabilities
Due to banks	437	482
Customer deposits	3,166	3,409
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Obligation to return securities received as collateral	1,169	559
Trading liabilities	232,806	274,231
Short-term borrowings	3,545	3,040
Long-term debt	59,453	66,808
Other liabilities	8,823	10,224
Total liabilities at fair value	329,033	391,151
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,217	4,590
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,852	6,396
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	39,824	38,066
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,311	1,435
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,482	5,476
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,742	10,642
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	507	530
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	419	493
Trading liabilities	3,564	4,289
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	547	491
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	375	261
Trading liabilities	2,760	3,597
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	750	66
Trading liabilities	191	154
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	229,051	269,788
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	126,422	160,181
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	71,006	70,381
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	8,350	15,522
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	22,219	22,015
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	410	254
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	70	0
Trading liabilities	3,737	4,615
Short-term borrowings	516	72
Long-term debt	13,415	14,123
Other liabilities	1,684	2,491
Total liabilities at fair value	19,832	21,555
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	326	364
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,434	9,924
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	634	638
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	1	0
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	17	3,197
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	219	454
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1	0
Trading liabilities	23	16
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	1	0
Trading liabilities	23	16
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	69	0
Trading liabilities	41	45
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,673	4,554
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	538	578
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	150	329
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	851	1,757
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,181	1,347
Bank
Liabilities
Due to banks	445	490
Customer deposits	3,567	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Obligation to return securities received as collateral	32,564	28,511
Trading liabilities	44,951	49,054
Short-term borrowings	4,061	3,112
Long-term debt	71,970	80,002
Other liabilities	9,487	11,745
Netting impact	(218,800)	(255,100)
Bank | Recurring basis
Liabilities
Due to banks	445	490
Customer deposits	3,567	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Obligation to return securities received as collateral	32,564	28,511
Trading liabilities	44,951	49,054
Trading liabilities, measured at net asset value per share	1	6
Short-term borrowings	4,061	3,112
Long-term debt	71,970	80,002
Other liabilities	9,487	11,745
Netting impact	(218,828)	(254,943)
Total liabilities at fair value	186,679	208,968
Total liabilities at fair value, measured at net asset value per share	1	6
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,217	4,590
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,178	6,760
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	52,258	47,990
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,945	2,073
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,585	4,547
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,759	13,839
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	726	984
Bank | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,039	1,304
Trading liabilities	7,963	8,405
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,921	4,541
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	377	261
Trading liabilities	2,783	3,643
Bank | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	31,525	27,207
Trading liabilities	16,620	17,104
Trading liabilities, measured at net asset value per share	1	6
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	20,368	23,545
Netting impact	(218,012)	(254,206)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(816)	(737)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	31,325	27,952
Trading liabilities	26,170	24,061
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	57,495	52,013
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	619	811
Trading liabilities	4,376	4,100
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,374	4,050
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	1	0
Trading liabilities	0	30
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	30,706	27,141
Trading liabilities	16,387	16,899
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	5,407	3,062
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,946	671
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	18	82
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,442	2,299
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	445	490
Customer deposits	3,157	3,402
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Obligation to return securities received as collateral	1,169	559
Trading liabilities	233,055	274,578
Short-term borrowings	3,545	3,040
Long-term debt	58,555	65,879
Other liabilities	8,624	9,999
Total liabilities at fair value	328,184	390,345
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,217	4,590
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,852	6,396
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	39,824	38,066
Bank | Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,311	1,435
Bank | Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,584	4,547
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,742	10,642
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	507	530
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	419	493
Trading liabilities	3,564	4,289
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	547	491
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	375	261
Trading liabilities	2,760	3,597
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	750	66
Trading liabilities	191	154
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	229,300	270,135
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	126,200	160,026
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	71,009	70,382
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	8,350	15,522
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	22,687	22,515
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	410	254
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	70	0
Trading liabilities	3,737	4,615
Short-term borrowings	516	72
Long-term debt	13,415	14,123
Other liabilities	1,679	2,483
Total liabilities at fair value	19,827	21,547
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	326	364
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,434	9,924
Bank | Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	634	638
Bank | Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	1	0
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	17	3,197
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	219	454
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1	0
Trading liabilities	23	16
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	1	0
Trading liabilities	23	16
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	69	0
Trading liabilities	41	45
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,673	4,554
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	538	578
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	150	329
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	851	1,757
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,181	SFr 1,347